Significant Accounting Policies (Details) - Schedule of class A ordinary shares subject to possible redemption - Moringa Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds					$ 115,000,000
Less:
Portion of offering costs attributable to Class A shares subject to possible redemption					(2,551,880)
Plus:
Accretion to redemption value	$ 163,341		$ 172,727		2,551,880
Class A ordinary shares subject to possible redemption					$ 115,000,000